Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
Amortized of intangible assets	$ 3,005	$ 3,230	$ 12,853
Intangible assets leaving balance	$ 11,849	$ 15,263	$ 18,810